INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
Inventories	Inventories consist of the following:

	As of December 31,
	2013	2014
Raw materials	$12,413	$17,380
Work-in-progress	19,522	22,837
Finished goods	13,162	8,329

Total	$45,097	$48,546